UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      177,102
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           7096   138763 SH       SOLE                134378      0  4385
Agnico-Eagle Mines Ltd         COM            aem            408     6855 SH       SOLE                  6790      0    65
Berkshire Hathaway-B           COM            084670702    19321   271969 SH       SOLE                263224      0  8745
CVS Caremark Corp.             COM                          3322    98901 SH       SOLE                 95716      0  3185
Central Fund Of Canada         COM            cef          15500   749176 SH       SOLE                721946      0 27230
Chevron Corporation            COM            cvx           2647    28593 SH       SOLE                 26983      0  1610
Conocophillips                 COM            cop           3188    50349 SH       SOLE                 48649      0  1700
Golden Star Resources Ltd      COM                            30    16200 SH       SOLE                 16200      0     0
Johnson & Johnson              COM            jnj          10236   160715 SH       SOLE                155620      0  5095
Leucadia National Corp         COM            luk           3549   156491 SH       SOLE                151111      0  5380
Markel Corp Holding Company    COM            mkl           2817     7887 SH       SOLE                  7549      0   338
Market Vectors Gold Miners Etf COM            gdx          26233   475326 SH       SOLE                460276      0 15050
Medtronic Inc                  COM            mdt           8576   258010 SH       SOLE                249585      0  8425
Merck & Co Inc                 COM            mrk           2451    74944 SH       SOLE                 72564      0  2380
Microsoft Corp                 COM            msft          9514   382254 SH       SOLE                370219      0 12035
Newmont Mining Corp            COM            nem          29902   475014 SH       SOLE                459729      0 15285
Pan American Silver Corp       COM            paas          9131   341103 SH       SOLE                329628      0 11475
Pfizer Incorporated            COM            pfe          11536   652514 SH       SOLE                630809      0 21705
Plum Creek Timber Reit         COM            pcl            792    22808 SH       SOLE                 20958      0  1850
Wal-Mart Stores Inc            COM            wmt          10851   209070 SH       SOLE                203950      0  5120


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